Leases (Details) - m²		1 Months Ended	12 Months Ended
	Jul. 29, 2021	Sep. 19, 2021	Dec. 31, 2022	Sep. 01, 2021	Aug. 01, 2021	Oct. 31, 2020	Sep. 30, 2019	Jul. 31, 2018
Leases (Details) [Line Items]
Lease terms	22 months	60 months		24 months	63 months	33 months	24 months	60 months
Additional square meters of lease agreement (in Square Meters)					455	421	55	420
Lease expires date	Oct. 31, 2026	Sep. 18, 2026
Vehicle lease agreements			36 months
Nes Ziona [Member]
Leases (Details) [Line Items]
Additional square meters of lease agreement (in Square Meters)	455
Yavne Israel [Member]
Leases (Details) [Line Items]
Lease terms		60 months